Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income ($)
2025	2,573,818	2,915,651	2,616,090	3,349,380	166	43,044,000
2024	2,594,638	2,560,211	2,265,923	2,235,382	147	35,878,000
2023	3,038,040	3,350,486	2,957,572	3,515,757	218	55,079,000
(1)
For the years presented, our Principal Executive Officer (“PEO”) was Alvin Murstein, our Chief Executive Officer, and the Non-PEO named executive officers (“Non-PEO NEOs”) were, Andrew M. Murstein, Anthony N. Cutrone, Donald S. Poulton, and D. Justin Haley. The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our NEOs during each of the years in question.
(2)
Amounts reported in this column are based on total compensation reported for our PEO and the average of the total compensation reported for the Non-PEO NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

Adjustments to Determine Compensation “Actually Paid” for PEO	2025 ($)	2024 ($)	2023 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(398,327)	(398,319)	(398,319)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	—
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	496,909	416,972	565,439
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	—
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	178,223	(64,478)	65,500
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	(45,484)	(70,297)	57,362
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	—
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	110,512	81,695	22,463
Total Adjustments	341,833	(34,427)	312,446

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(958,065)	(805,281)	(759,111)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	—
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	1,201,699	842,983	1,077,605
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	—
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	345,222	(115,107)	127,667
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	(72,380)	(103,951)	76,392
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	—
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	216,815	150,815	35,632
Total Adjustments	733,291	(30,542)	558,185

Named Executive Officers, Footnote	For the years presented, our Principal Executive Officer (“PEO”) was Alvin Murstein, our Chief Executive Officer, and the Non-PEO named executive officers (“Non-PEO NEOs”) were, Andrew M. Murstein, Anthony N. Cutrone, Donald S. Poulton, and D. Justin Haley. The following tables set forth the adjustments made during each year represented in the Pay Versus Performance Table to arrive at compensation “actually paid” to our NEOs during each of the years in question.
PEO Total Compensation Amount	$ 2,573,818	$ 2,594,638	$ 3,038,040
PEO Actually Paid Compensation Amount	$ 2,915,651	2,560,211	3,350,486
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation “Actually Paid” for PEO	2025 ($)	2024 ($)	2023 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(398,327)	(398,319)	(398,319)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	—
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	496,909	416,972	565,439
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	—
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	178,223	(64,478)	65,500
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	(45,484)	(70,297)	57,362
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	—
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	110,512	81,695	22,463
Total Adjustments	341,833	(34,427)	312,446

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(958,065)	(805,281)	(759,111)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	—
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	1,201,699	842,983	1,077,605
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	—
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	345,222	(115,107)	127,667
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	(72,380)	(103,951)	76,392
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	—
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	216,815	150,815	35,632
Total Adjustments	733,291	(30,542)	558,185

Non-PEO NEO Average Total Compensation Amount	$ 2,616,090	2,265,923	2,957,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,349,380	2,235,382	3,515,757
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation “Actually Paid” for PEO	2025 ($)	2024 ($)	2023 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(398,327)	(398,319)	(398,319)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	—
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	496,909	416,972	565,439
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	—
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	178,223	(64,478)	65,500
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	(45,484)	(70,297)	57,362
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	—
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	110,512	81,695	22,463
Total Adjustments	341,833	(34,427)	312,446

Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)
Deduct for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(958,065)	(805,281)	(759,111)
Deduct for Amounts Reported under the “Option Awards” Column in the Summary Compensation Table	—	—	—
Increase for Fair Value of Awards Granted during Covered Year that Remain Unvested as of Year End	1,201,699	842,983	1,077,605
Increase for Fair Value of Awards Granted during Covered Year that Vested During Covered Year	—	—	—
Increase/Deduct for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Year-End	345,222	(115,107)	127,667
Increase/Deduct for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested During Covered Year	(72,380)	(103,951)	76,392
Deduct for Fair Value of Awards Granted Prior to Covered Year that Failed to Meet Applicable Vesting Conditions During Covered Year	—	—	—
Increase Based on Dividends or Other Earnings Paid During Covered Year Prior to Vesting Date of Award	216,815	150,815	35,632
Total Adjustments	733,291	(30,542)	558,185

Compensation Actually Paid vs. Total Shareholder Return

The graphs below describe the relationship between compensation actually paid to our PEO and to the non-PEO NEOs (as calculated above) and our financial and stock performance for the indicated years. The first graph reflects the relationship among the compensation actually paid to the PEO, the average compensation actually paid to the non-PEO NEOs and our cumulative total shareholder return for the years ended December 31, 2025, 2024, and 2023.

Compensation Actually Paid vs. Net Income

The graph below reflects the relationship among the compensation actually paid to the PEO, the average compensation actually paid to the non-PEO NEOs and the Company’s net income for the years ended December 31, 2025, 2024, and 2023.

Tabular List, Table

Company’s Most Important Financial Performance Measures

The following are the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to the performance of the Company for the fiscal year ended December 31, 2025.

•
Net Income Attributable to Shareholders
•
Diluted EPS
•
Return on Shareholders’ Equity
•
Asset Growth
•
Taxi Medallion Portfolio Cash Received
•
Medallion Bank Segment Performance Metrics
o
Total Net Income
o
Return on Assets

Total Shareholder Return Amount	$ 166	$ 147	$ 218
PEO Name	Alvin Murstein	Alvin Murstein	Alvin Murstein
Net Income	$ 43,044,000	$ 35,878,000	$ 55,079,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income Attributable to Shareholders
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Shareholders’ Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Asset Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Taxi Medallion Portfolio Cash Received
Measure:: 6
Pay vs Performance Disclosure
Name	Medallion Bank Segment Performance Metrics oTotal Net IncomeoReturn on Assets
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 341,833	(34,427)	312,446
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(398,327)	(398,319)	(398,319)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	496,909	416,972	565,439
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	178,223	(64,478)	65,500
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,484)	(70,297)	57,362
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	110,512	81,695	22,463
PEO | Deduct for Amounts Reported under the "Option Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(0)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	733,291	(30,542)	558,185
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(958,065)	(805,281)	(759,111)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,201,699	842,983	1,077,605
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,222	(115,107)	127,667
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,380)	(103,951)	76,392
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,815	150,815	35,632
Non-PEO NEO | Deduct for Amounts Reported under the "Option Awards" Column in the Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0